Accrued Expenses	12 Months Ended
Dec. 31, 2011
Accrued Expenses Abstract
Accrued Expenses

6.Accrued Expenses

	December 31,
	2010	2011
Accrued loan interest	$-	$823,050
Accrued vessel voyage and operating expenses	-	348,481
Accrued professional fees	72,015	342,213
Other sundry liabilities and accruals	-	39,627
Total	$72,015	$1,553,371